Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

Note 18 – Inventories

   Accounting policies

Raw materials, work in progress and finished goods are measured at the lower of cost and net realizable value. Cost is determined on a first in, first out basis and comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Costs of purchased inventory are determined after deducting rebates and discounts. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to complete the sale.

Inventory manufactured prior to regulatory approval (prelaunch inventory) is capitalized but immediately provided for, until there is a high probability of regulatory approval for the product. A write-down is made against inventory, and the cost is recognized in the income statement as research and development costs. Once there is a high probability of regulatory approval being obtained, the write-down is reversed, up to no more than the original cost.

We review our inventory for excess or obsolescence and write down inventory that has no alterna- tive uses to its net realizable. Economic conditions, customer demand and changes in purchasing and distribution can affect the carrying value of inventory. As circumstances warrant, we record provisions for potentially obsolete or slow-moving inventory and lower of cost or net realizable value inventory adjustments. In some instances, these adjustments can have a material effect on the financial results of an annual or interim period. In order to determine such adjustments, we evaluate the age, inventory turns, future sales forecasts and the estimated fair value of inventory.

DKK thousand	2021	2020
Raw materials	35,816	14,398
Work in process	29,588	13,723
Finished goods	53,032	36,919
Total	118,436	65,040
Direct costs	85,270	48,224
Indirect production costs	33,166	16,816

Write downs recognized on inventories were reflected in the cost of goods sold. They were comprised as follows:

DKK thousand	2021	2020
Accumulated write downs, January 1	-6,948	0
Addition from business combination, cf. note 31	0	-11,294
Write downs in the reporting period	-10,766	486
Utilization of write downs	12,641	3,860
Reversal of write downs	0	0
Exchange differences	-119	0
Accumulated write downs, December 31	-5,192	-6,948

Cost of goods sold

Cost of goods sold includes raw materials, labor costs, manufacturing overhead expenses and reserves for anticipated scrap and inventory obsolescence.